Related Parties (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) Recipients	Dec. 31, 2016 ILS (₪) Recipients	Dec. 31, 2015 ILS (₪) Recipients
Related Parties [Abstract]
Salaries, directors' fees and bonuses	₪ 4,655	₪ 3,373	₪ 4,798
Termination benefits of former key personnel	200
Post-employment benefits		239	257
Amortization of stock based compensation expenses	399	53	866
Benefits to key management personnel	₪ 5,254	₪ 3,665	₪ 5,921
Number of recipients (excluding directors) | Recipients	7	7	7